Intech S&P Small-Mid Cap Diversified Alpha ETF
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS - 99.8%	Shares	Value
Auto Parts Manufacturing - 0.3%
BorgWarner, Inc.	6,694	$287,574

Banking - 6.2%
Ameris Bancorp	345	24,709
Associated Banc-Corp	160	3,963
Axos Financial, Inc.(a)	473	36,885
Banc of California, Inc.	9,949	168,835
Bancorp, Inc.(a)	631	41,248
Bank of Hawaii Corp.	283	18,375
Bank OZK	2,185	98,303
BankUnited, Inc.	1,178	47,214
Banner Corp.	46	2,778
Berkshire Hills Bancorp, Inc.	118	2,872
Cadence Bank	1,586	59,856
Central Pacific Financial Corp.	82	2,338
City Holding Co.	14	1,650
Commerce Bancshares, Inc.	316	16,631
Cullen/Frost Bankers, Inc.	31	3,817
Customers Bancorp, Inc.(a)	7,331	492,057
CVB Financial Corp.	170	3,123
Dime Community Bancshares, Inc.	687	18,034
East West Bancorp, Inc.	11,224	1,140,358
First BanCorp, Inc.	7,153	139,412
First Bancorp/Southern Pines NC	367	17,814
First Commonwealth Financial Corp.	15,828	242,010
First Financial Bancorp	2,762	64,658
First Hawaiian, Inc.	117	2,870
First Horizon Corp.	12,514	267,299
Flagstar Financial, Inc.	434	4,956
FNB Corp.	5,059	79,527
Fulton Financial Corp.(a)	1,489	25,864
Glacier Bancorp, Inc.	197	8,047
Hancock Whitney Corp.	68	3,884
Hanmi Financial Corp.	37	977
Heritage Financial Corp.	84	1,864
Home BancShares, Inc.	697	18,617
Hope Bancorp, Inc.	198	2,077
Huntington Bancshares, Inc.	0	6
Independent Bank Corp.	35	2,355
National Bank Holdings Corp. - Class A	828	29,526
Northwest Bancshares, Inc.	1,607	18,818
OFG Bancorp	9,041	349,525

Pathward Financial, Inc.	4,798	$326,552
Pinnacle Financial Partners, Inc.	7,140	608,399
Preferred Bank	22	1,986
Prosperity Bancshares, Inc.	28	1,843
Provident Financial Services, Inc.	6,199	113,380
S&T Bancorp, Inc.	515	18,870
Seacoast Banking Corp. of Florida	742	22,483
ServisFirst Bancshares, Inc.	48	3,373
Simmons First National Corp. - Class A	472	8,203
Southside Bancshares, Inc.	656	18,447
Synovus Financial Corp.	16,423	733,123
Texas Capital Bancshares, Inc.(a)	1,818	152,421
Tompkins Financial Corp.	1,443	91,573
TrustCo Bank Corp. NY	1,052	39,671
Trustmark Corp.	76	2,829
United Community Banks, Inc.	1,080	31,536
Valley National Bancorp	10,865	118,103
Webster Financial Corp.	1,483	84,590
Westamerica Bancorp	31	1,477
Western Alliance Bancorp	2,631	203,508
Wintrust Financial Corp.	372	48,367
WSFS Financial Corp.	1,163	60,581
		6,154,467

Consumer Discretionary Products - 7.0%
Adient PLC(a)	2,767	64,167
American Axle & Manufacturing Holdings, Inc.(a)	30,567	189,515
American Woodmark Corp.(a)	92	5,863
Armstrong World Industries, Inc.	107	20,376
Autoliv, Inc.	3,937	459,842
Capri Holdings Ltd.(a)	1,470	30,503
Carter's, Inc.	352	11,053
Cavco Industries, Inc.(a)	65	34,437
Century Communities, Inc.	300	17,820
Crocs, Inc.(a)	796	65,025
Dana, Inc.	12,891	261,687
Dorman Products, Inc.(a)	636	85,307
Fox Factory Holding Corp.(a)	1,164	25,736
Gentex Corp.	2,078	48,729
Gentherm, Inc.(a)	825	30,360
Goodyear Tire & Rubber Co.(a)	542	3,734
Green Brick Partners Inc(a)	392	25,378
Griffon Corp.	1,856	137,363
Hanesbrands, Inc.(a)	15,918	105,218
Harley-Davidson, Inc.	692	18,670
HNI Corp.	11,350	464,442
Interface, Inc.	16,361	407,389
KB Home	464	28,963

Kontoor Brands, Inc.	5,671	$458,897
LCI Industries	21	2,173
Leggett & Platt, Inc.	17,052	159,266
M/I Homes, Inc.(a)	472	59,090
Mattel, Inc.(a)	7,793	143,235
Meritage Homes Corp.	1,509	101,948
MillerKnoll, Inc.	572	8,935
Newell Brands, Inc.	58,029	197,299
Oxford Industries, Inc.	3,341	123,116
Phinia, Inc.	8,249	428,206
PVH Corp.	1,771	138,722
Scotts Miracle-Gro Co.	7,167	383,578
Somnigroup International, Inc.	2,119	168,121
Steven Madden Ltd.	1,131	38,352
Taylor Morrison Home Corp. - Class A(a)	575	34,080
Thor Industries, Inc.	500	52,175
Toll Brothers, Inc.	2,936	396,213
Topgolf Callaway Brands Corp.(a)	28,130	264,703
Under Armour, Inc. - Class A(a)	411	1,895
Visteon Corp.	3,585	384,169
Winnebago Industries, Inc.	24	905
Wolverine World Wide, Inc.	11,825	268,428
XPEL, Inc.(a)	4,234	144,379
YETI Holdings, Inc.(a)	12,757	433,610
		6,933,072

Consumer Discretionary Services - 3.1%
Adtalem Global Education, Inc.(a)	1,541	151,049
Bloomin' Brands, Inc.	17,164	117,230
Boyd Gaming Corp.	2,374	184,863
Brinker International, Inc.(a)	4,275	464,521
Cheesecake Factory, Inc.	2,418	120,416
Churchill Downs, Inc.	2,510	248,992
Cinemark Holdings, Inc.	1,469	39,678
Dave & Buster's Entertainment, Inc.(a)	126	1,851
Graham Holdings Co. - Class B	217	219,632
Grand Canyon Education, Inc.(a)	203	38,225
Light & Wonder, Inc.(a)	2,801	203,633
Matthews International Corp. - Class A	5,707	133,658
Perdoceo Education Corp.	342	10,862
Planet Fitness, Inc. - Class A(a)	381	34,553
PROG Holdings, Inc.	7,468	216,049
Service Corp. International	820	68,478
Shake Shack, Inc. - Class A(a)	2,416	233,168
Strategic Education, Inc.	200	15,196
Stride, Inc.(a)	2,929	199,289
Texas Roadhouse, Inc. - Class A	673	110,089
Travel + Leisure Co.	2,202	138,242

Upbound Group, Inc.	3,854	$74,691
Wingstop, Inc.	73	15,814
Wyndham Hotels & Resorts, Inc.	478	35,100
		3,075,279

Consumer Finance - 0.1%
Ally Financial, Inc.	2,264	88,228

Consumer Staple Products - 1.8%
BellRing Brands, Inc.(a)	16,097	485,003
Cal-Maine Foods, Inc.	2,364	207,559
Celsius Holdings, Inc.(a)	2,720	163,826
Central Garden & Pet Co. - Class A(a)	56	1,557
Coca-Cola Consolidated, Inc.	660	86,051
Darling Ingredients, Inc.(a)	6,739	215,985
elf Beauty, Inc.(a)	510	62,291
Helen of Troy Ltd.(a)	1,286	23,958
Ingredion, Inc.	1,567	180,847
Interparfums, Inc.	33	2,942
Marzetti Co.	19	2,979
MGP Ingredients, Inc.	20	484
Pilgrim's Pride Corp.	385	14,668
Post Holdings, Inc.(a)	205	21,306
Universal Corp.	6,101	309,199
		1,778,655

Financial Services - 4.8%
Affiliated Managers Group, Inc.	382	90,901
Annaly Capital Management, Inc. - REIT	16,400	347,188
Apollo Commercial Real Estate Finance, Inc. - REIT	8,617	84,361
Arbor Realty Trust, Inc. - REIT	1,586	16,003
ARMOUR Residential REIT, Inc. - REIT	651	10,559
BGC Group, Inc. - Class A	33,593	307,040
Bread Financial Holdings, Inc.	7,294	456,969
Ellington Financial, Inc. - REIT	2,982	39,720
Enova International, Inc.(a)	2,107	251,934
Essent Group Ltd.	331	20,049
Euronet Worldwide, Inc.(a)	326	24,730
Evercore, Inc. - Class A	509	149,931
EZCORP, Inc. - Class A(a)	12,002	219,037
Federated Hermes, Inc. - Class B	257	12,459
Fidelity National Financial, Inc.	831	45,905
First American Financial Corp.	7,041	440,133
HA Sustainable Infrastructure Capital, Inc. - REIT	7,089	196,436
Hamilton Lane, Inc. - Class A	2,785	317,379
Janus Henderson Group PLC	888	38,681
JM Smucker Co.	9,887	522,330
KKR Real Estate Finance Trust, Inc. - REIT	3,178	25,869

MARA Holdings, Inc.(a)	3,816	$69,718
MGIC Investment Corp.	162	4,442
New York Mortgage Trust, Inc. - REIT	8,511	56,768
Payoneer Global, Inc.(a)	6,117	35,417
PennyMac Mortgage Investment Trust - REIT	11,937	143,722
Redwood Trust, Inc. - REIT	4,951	26,290
SEI Investments Co.	2,702	217,808
SLM Corp.	10,798	289,926
Stewart Information Services Corp.	407	27,786
StoneX Group, Inc.(a)	47	4,320
Two Harbors Investment Corp. - REIT	3,876	37,675
Victory Capital Holdings, Inc. - Class A	46	2,864
Virtus Investment Partners, Inc.	105	17,096
Walker & Dunlop, Inc.	14	1,119
WEX, Inc.(a)	758	110,577
World Acceptance Corp.(a)	680	86,680
		4,749,822

Health Care - 9.8%
AdaptHealth Corp.(a)	2,246	20,192
Addus HomeCare Corp.(a)	16	1,870
ADMA Biologics, Inc.(a)	4,536	70,217
Alkermes PLC(a)	6,188	189,972
Amphastar Pharmaceuticals, Inc.(a)	4,521	115,286
ANI Pharmaceuticals, Inc.(a)	1,564	141,698
Artivion, Inc.(a)	3,173	143,959
Astrana Health, Inc.(a)	44	1,373
BioLife Solutions, Inc.(a)	810	22,575
Catalyst Pharmaceuticals, Inc.(a)	1,437	30,565
Chemed Corp.	378	163,031
Collegium Pharmaceutical, Inc.(a)	7,706	277,416
CONMED Corp.	2,551	112,244
Corcept Therapeutics, Inc.(a)	3,341	245,463
DENTSPLY SIRONA, Inc.	786	9,912
Dynavax Technologies Corp.(a)	1,982	20,335
Embecta Corp.	2,059	27,467
Encompass Health Corp.	7,012	798,316
Envista Holdings Corp.(a)	2,975	60,541
Exelixis, Inc.(a)	15,636	604,644
Glaukos Corp.(a)	652	57,422
Globus Medical, Inc. - Class A(a)	634	38,287
Haemonetics Corp.(a)	16	800
Halozyme Therapeutics, Inc.(a)	10,523	685,994
HealthEquity, Inc.(a)	552	52,208
Illumina, Inc.(a)	664	82,031
Innoviva, Inc.(a)	12,120	220,584
Inspire Medical Systems, Inc.(a)	434	31,283
Integer Holdings Corp.(a)	1,119	72,254

Jazz Pharmaceuticals PLC(a)	834	$114,792
Lantheus Holdings, Inc.(a)	2,808	161,994
LeMaitre Vascular, Inc.	523	45,297
LivaNova PLC(a)	231	12,158
Masimo Corp.(a)	1,250	175,813
Medpace Holdings, Inc.(a)	1,296	758,043
Merit Medical Systems, Inc.(a)	129	11,293
Myriad Genetics, Inc.(a)	6,370	51,215
NeoGenomics, Inc.(a)	40	391
Neurocrine Biosciences, Inc.(a)	2,159	309,190
Omnicell, Inc.(a)	433	14,536
Option Care Health, Inc.(a)	12,825	333,835
Pacira BioSciences, Inc.(a)	10,967	234,474
Pediatrix Medical Group, Inc.(a)	1,205	20,449
Penumbra, Inc.(a)	1,360	309,223
Premier, Inc. - Class A	18,838	529,725
Progyny, Inc.(a)	931	17,419
RadNet, Inc.(a)	1,412	107,298
Repligen Corp.(a)	391	58,282
Select Medical Holdings Corp.	882	12,198
STAAR Surgical Co.(a)	30	776
Supernus Pharmaceuticals, Inc.(a)	3,411	188,048
Tandem Diabetes Care, Inc.(a)	57	798
Tenet Healthcare Corp.(a)	6,296	1,300,061
TG Therapeutics, Inc.(a)	1,931	67,160
TransMedics Group, Inc.(a)	84	11,049
U.S. Physical Therapy, Inc.	211	18,203
United Therapeutics Corp.(a)	1,190	530,062
Vericel Corp.(a)	190	6,661
Xencor, Inc.(a)	2,530	37,216
		9,735,598

Industrial Products - 8.6%
AAR Corp.(a)	6,195	521,681
Acuity Brands, Inc.	1,917	699,801
AGCO Corp.	89	9,181
Alamo Group, Inc.	444	79,352
Astec Industries, Inc.	820	38,155
ATI, Inc.(a)	166	16,429
AZZ, Inc.	35	3,495
Badger Meter, Inc.	616	111,157
Belden, Inc.	751	91,509
BWX Technologies, Inc.	1,754	374,672
Cactus, Inc. - Class A	788	34,806
Chart Industries, Inc.(a)	692	138,137
Cognex Corp.	1,928	79,800
Crane Co.	15	2,850
Curtiss-Wright Corp.	783	466,457

Donaldson Co., Inc.	611	$51,477
Enerpac Tool Group Corp.	448	18,386
Enpro, Inc.	332	77,027
Esab Corp.	506	59,111
ESCO Technologies, Inc.	688	150,995
Federal Signal Corp.	792	93,480
Flowserve Corp.	4,340	296,205
Franklin Electric Co., Inc.	1,027	97,329
Gibraltar Industries, Inc.(a)	1,130	70,501
Graco, Inc.	2,489	203,526
Greenbrier Cos., Inc.	931	38,888
Hayward Holdings, Inc.(a)	6,424	109,015
Hillenbrand, Inc.	518	16,369
Itron, Inc.(a)	7,741	776,655
ITT, Inc.	561	103,824
JBT Marel Corp.	753	94,953
Lincoln Electric Holdings, Inc.	326	76,431
Lindsay Corp.	271	30,146
Mercury Systems, Inc.(a)	3,101	240,048
Middleby Corp.(a)	413	51,307
Moog, Inc. - Class A	1,132	231,890
Mueller Industries, Inc.	251	26,573
Mueller Water Products, Inc. - Class A	872	22,376
nVent Electric PLC	9,681	1,107,022
Oshkosh Corp.	1,727	212,922
OSI Systems, Inc.(a)	106	29,517
Powell Industries, Inc.	130	49,841
Proto Labs, Inc.(a)	23	1,144
Regal Rexnord Corp.	1,462	205,981
Sensata Technologies Holding PLC	7,455	237,293
SPX Technologies, Inc.(a)	850	190,306
Tennant Co.	594	47,520
Terex Corp.	361	16,613
Titan International, Inc.(a)	91	687
Toro Co.	1,413	105,593
Valmont Industries, Inc.	749	309,659
Vontier Corp.	1,379	53,091
Woodward, Inc.	1,362	356,994
		8,528,177

Industrial Services - 9.0%
ABM Industries, Inc.	725	31,175
AECOM	5,789	777,752
AMN Healthcare Services, Inc.(a)	51	1,004
APi Group Corp.(a)(b)	1,523	56,077
ArcBest Corp.	547	40,653
Arcosa, Inc.	2,200	224,400
Brady Corp. - Class A	2,755	209,132

Brink's Co.	413	$45,909
Clean Harbors, Inc.(a)	463	97,466
Comfort Systems USA, Inc.	700	675,906
Core & Main, Inc. - Class A(a)	45	2,348
CoreCivic, Inc. - REIT(a)	128	2,372
CSG Systems International, Inc.	20	1,565
Deluxe Corp.	5,640	102,140
DXP Enterprises, Inc.(a)	295	35,297
Dycom Industries, Inc.(a)	2,173	625,368
Enviri Corp.(a)	13,116	160,146
Everus Construction Group, Inc.(a)	198	17,996
Fluor Corp.(a)	4,416	215,368
Forward Air Corp. - Class A(a)	1,911	35,946
Frontdoor, Inc.(a)	2,179	144,751
FTI Consulting, Inc.(a)	449	74,089
GEO Group, Inc. - REIT(a)	1,544	26,202
Granite Construction, Inc.	6,970	717,283
H&R Block, Inc.	3,620	180,059
Heartland Express, Inc.(a)	5,457	42,565
Heidrick & Struggles International, Inc.	700	40,859
Installed Building Products, Inc.	390	96,810
Kirby Corp.(a)	1,809	187,195
Korn Ferry	591	38,238
MasTec, Inc.(a)	2,260	461,402
Matson, Inc.	1,585	160,006
MSC Industrial Direct Co., Inc. - Class A	1,178	100,024
MYR Group, Inc.(a)	555	120,823
RB Global, Inc.	3,428	340,126
Resideo Technologies, Inc.(a)	3,882	166,150
Ryder System, Inc.	2,597	439,490
Saia, Inc.(a)	411	120,218
SkyWest, Inc.(a)	2,196	220,654
Sterling Infrastructure, Inc.(a)	408	154,183
Tetra Tech, Inc.	3,290	105,214
TopBuild Corp.(a)	16	6,760
Uniti Group, Inc.(a)	7,117	40,994
Watsco, Inc.	2,595	954,986
WESCO International, Inc.	102	26,472
World Kinect Corp.	756	19,543
XPO, Inc.(a)	3,697	531,887
		8,875,003

Insurance - 4.3%
American Financial Group, Inc.	193	25,414
AMERISAFE, Inc.	157	6,293
Assured Guaranty Ltd.	2,085	168,009
Brighthouse Financial, Inc.(a)	15	856
CNO Financial Group, Inc.	2,438	97,569

Employers Holdings, Inc.	6,060	$231,068
Equitable Holdings, Inc.	3,986	196,908
Genworth Financial, Inc. - Class A(a)	4,090	34,520
Hanover Insurance Group, Inc.	1,957	334,412
HCI Group, Inc.	2,257	460,451
Horace Mann Educators Corp.	405	18,108
Jackson Financial, Inc. - Class A	1,081	108,976
Kemper Corp.	9,577	430,869
Kinsale Capital Group, Inc.	687	274,436
NMI Holdings, Inc.(a)	108	3,934
Old Republic International Corp.	13,766	543,206
Palomar Holdings, Inc.(a)	570	64,986
Primerica, Inc.	581	150,984
Reinsurance Group of America, Inc.	1,762	321,494
RenaissanceRe Holdings Ltd.	241	61,236
Selective Insurance Group, Inc.	2,007	151,207
Trupanion, Inc.(a)	94	3,759
United Fire Group, Inc.(a)	2,722	82,286
Unum Group	6,019	441,915
		4,212,896

Materials - 6.5%
Advanced Drainage Systems, Inc.	401	56,160
AdvanSix, Inc.	1,029	19,129
Alpha Metallurgical Resources, Inc.(a)	113	19,578
Apogee Enterprises, Inc.	404	14,790
AptarGroup, Inc.	7,748	898,846
Avient Corp.	214	6,863
Axalta Coating Systems Ltd.(a)	4,811	136,969
Balchem Corp.	232	35,587
Boise Cascade Co.	916	64,569
Cabot Corp.	378	25,507
Carlisle Cos., Inc.	2,316	752,816
Carpenter Technology Corp.	880	277,992
Century Aluminum Co.(a)	2,933	86,876
Cleveland-Cliffs, Inc.(a)	4,737	58,881
Commercial Metals Co.	7,229	429,114
Eagle Materials, Inc.	216	45,861
Hawkins, Inc.	125	17,731
Ingevity Corp.(a)	1,045	56,137
Innospec, Inc.	2,414	177,622
Kaiser Aluminum Corp.	162	14,666
Koppers Holdings, Inc.	4,432	125,071
Louisiana-Pacific Corp.	1,557	135,630
Materion Corp.	5,392	618,085
Metallus, Inc.(a)	519	9,129
NewMarket Corp.	109	83,701
O-I Glass, Inc.(a)	1,713	19,340

Olin Corp.	91	$1,884
Owens Corning	1,053	134,057
Peabody Energy Corp.	2,522	69,153
Quaker Chemical Corp.	761	105,695
Reliance, Inc.	2,029	573,051
Rogers Corp.(a)	3,420	299,387
Royal Gold, Inc.	147	25,694
RPM International, Inc.	3,006	328,496
Simpson Manufacturing Co., Inc.	35	6,178
Sonoco Products Co.	8,740	354,582
Stepan Co.	202	8,757
SunCoke Energy, Inc.	22,576	180,834
Sylvamo Corp.	29	1,177
Trex Co., Inc.(a)	1,619	78,230
Warrior Met Coal, Inc.	21	1,425
WD-40 Co.	519	100,831
Worthington Steel, Inc.(a)	662	21,177
		6,477,258

Media - 1.2%
CarGurus, Inc. - Class A(a)	187	6,567
HealthStream, Inc.	248	6,101
Maplebear, Inc.(a)	4,390	161,815
New York Times Co. - Class A	5,617	320,113
Shutterstock, Inc.(a)	1,352	33,841
TripAdvisor, Inc. - Class A(a)	23,954	384,701
Warner Music Group Corp. - Class A	4,503	143,916
Ziff Davis, Inc.(a)	3,121	105,802
		1,162,856

Oil & Gas - 3.6%
Antero Midstream Corp.	47,052	811,647
Antero Resources Corp.(a)	7,001	216,401
Archrock, Inc.	2,341	59,157
Bristow Group, Inc.(a)	1,442	58,689
California Resources Corp.(a)	2,137	100,802
Civitas Resources , Inc.	1,881	54,229
CNX Resources Corp.(a)	6,447	217,006
Comstock Resources, Inc.(a)	2,589	48,544
Crescent Energy Co. - Class A	9,787	82,504
DNOW, Inc.(a)	10,873	159,833
DT Midstream, Inc.	2,109	230,915
HF Sinclair Corp.	2,708	139,733
Murphy Oil Corp.	141	3,990
Murphy USA, Inc.	727	260,411
Oceaneering International, Inc.(a)	19,455	453,107
Ovintiv, Inc.	8,121	304,619
Par Pacific Holdings, Inc.(a)	1,559	62,329

Patterson-UTI Energy, Inc.	5,573	$34,943
PBF Energy, Inc. - Class A	1,969	67,281
Range Resources Corp.	3,967	141,027
SM Energy Co.	2,120	44,287
		3,551,454

Real Estate - 7.1%
Acadia Realty Trust - REIT	967	18,441
Alexander & Baldwin, Inc. - REIT	140	2,236
American Assets Trust, Inc. - REIT	92	1,758
Armada Hoffler Properties, Inc. - Class A - REIT	244	1,596
Brandywine Realty Trust - REIT	589	2,020
Brixmor Property Group, Inc. - REIT	3,566	93,287
CareTrust REIT, Inc. - REIT	277	9,598
Centerspace - REIT	298	17,656
COPT Defense Properties - REIT	77	2,169
Cousins Properties, Inc. - REIT	18,035	467,648
Cushman & Wakefield PLC(a)	54,032	848,302
DiamondRock Hospitality Co. - REIT	2,462	19,253
Douglas Emmett, Inc. - REIT	12,395	160,391
Easterly Government Properties, Inc. - REIT	74	1,600
Elme Communities - REIT	1,176	19,345
EPR Properties - REIT	14,453	708,486
Equity LifeStyle Properties, Inc. - REIT	165	10,073
Essential Properties Realty Trust, Inc. - REIT	194	5,797
eXp World Holdings, Inc.	1,851	18,954
First Industrial Realty Trust, Inc. - REIT	1,383	76,452
Four Corners Property Trust, Inc. - REIT	796	18,817
Getty Realty Corp. - REIT	83	2,277
Global Net Lease, Inc. - REIT	9,768	74,432
Healthcare Realty Trust, Inc. - REIT	1,655	29,327
Independence Realty Trust, Inc. - REIT	1,856	29,566
Innovative Industrial Properties, Inc. - Class A - REIT	335	16,800
JBG SMITH Properties - REIT	10,595	206,497
Jones Lang LaSalle, Inc.(a)	4,355	1,328,667
Kilroy Realty Corp. - REIT	2,093	88,429
Kite Realty Group Trust - REIT	1,353	29,955
Lamar Advertising Co. - Class A - REIT	6,911	819,575
LTC Properties, Inc. - REIT	56	1,964
LXP Industrial Trust - REIT	37,384	354,774
Medical Properties Trust, Inc. - REIT	7,150	36,966
National Storage Affiliates Trust - REIT	301	8,756
NexPoint Residential Trust, Inc. - REIT	59	1,810
Omega Healthcare Investors, Inc. - REIT	20,786	873,636
Outfront Media, Inc. - REIT	11,465	202,816
Park Hotels & Resorts, Inc. - REIT	5,116	52,644
PotlatchDeltic Corp. - REIT	67	2,680
Sabra Health Care REIT, Inc. - REIT	6,966	124,134

SITE Centers Corp. - REIT	10,094	$73,989
SL Green Realty Corp. - REIT	203	10,424
Summit Hotel Properties, Inc. - REIT	1,898	9,756
Tanger, Inc. - REIT	235	7,652
Terreno Realty Corp. - REIT	171	9,769
Universal Health Realty Income Trust - REIT	47	1,796
Vornado Realty Trust - REIT	2,003	75,994
Whitestone REIT - Class B - REIT	92	1,154
		6,980,118

Renewable Energy - 0.9%
EnerSys	2,987	376,840
NEXTracker, Inc. - Class A(a)	1,828	185,030
REX American Resources Corp.(a)	3,771	120,785
SolarEdge Technologies, Inc.(a)	554	19,440
Sunrun, Inc.(a)	7,547	156,676
		858,771

Retail & Wholesale - Discretionary - 5.2%
Abercrombie & Fitch Co.(a)	1,613	117,023
Academy Sports & Outdoors, Inc.	1,086	52,009
Advance Auto Parts, Inc.	65	3,063
American Eagle Outfitters, Inc.	3,677	61,443
AutoNation, Inc.(a)	784	156,698
Avis Budget Group, Inc.(a)	991	134,845
Bath & Body Works, Inc.	2,451	60,001
Boot Barn Holdings, Inc.(a)	1,057	200,460
Buckle, Inc.	8,059	441,633
Burlington Stores, Inc.(a)	648	177,286
Chewy, Inc. - Class A(a)	2,435	82,108
Dick's Sporting Goods, Inc.	2,605	576,877
ePlus, Inc.	9	658
Ethan Allen Interiors, Inc.	986	23,832
FirstCash Holdings, Inc.	274	43,429
GameStop Corp. - Class A(a)	6,834	152,330
Gap, Inc.	19,489	445,324
G-III Apparel Group Ltd.(a)	2,468	66,266
Group 1 Automotive, Inc.	458	182,073
Hertz Global Holdings, Inc.(a)	10,867	55,748
Kohl's Corp.	129	2,099
La-Z-Boy, Inc.	6,790	215,243
Liquidity Services, Inc.(a)	2,967	71,030
Lithia Motors, Inc.	861	270,423
Macy's, Inc.	6,086	118,616
National Vision Holdings, Inc.(a)	7,077	182,233
OPENLANE, Inc.(a)	22,911	605,309
Patrick Industries, Inc.	551	57,508
RH(a)	503	86,762

Signet Jewelers Ltd.	1,379	$136,314
Urban Outfitters, Inc.(a)	5,608	362,333
Valvoline, Inc.(a)	843	27,827
		5,168,803

Retail & Wholesale - Staples - 2.7%
Andersons, Inc.	15	695
BJ's Wholesale Club Holdings, Inc.(a)	2,671	235,742
Casey's General Stores, Inc.	1,231	631,737
Five Below, Inc.(a)	1,570	246,914
Ollie's Bargain Outlet Holdings, Inc.(a)	600	72,486
PriceSmart, Inc.	406	46,666
Sprouts Farmers Market, Inc.(a)	6,193	488,999
United Natural Foods, Inc.(a)	4,281	161,180
US Foods Holding Corp.(a)	10,878	789,960
		2,674,379

Software & Tech Services - 4.3%
Adeia, Inc.	15,547	264,921
Agilysys, Inc., ADR(a)	7	878
Amentum Holdings, Inc.(a)	4,505	100,957
Appfolio, Inc. - Class A(a)	100	25,443
CACI International, Inc. - Class A(a)	347	195,101
Calix, Inc.(a)	1,346	92,093
Clear Secure, Inc. - Class A	1,239	37,752
Commvault Systems, Inc.(a)	3,198	445,226
Concentrix Corp.	3,827	154,267
DocuSign, Inc.(a)	3,045	222,711
DoubleVerify Holdings, Inc.(a)	33,359	379,626
Doximity, Inc. - Class A(a)	3,151	207,966
Dropbox, Inc. - Class A(a)	3,254	94,366
Duolingo, Inc. - Class A(a)	841	227,608
Dynatrace, Inc.(a)	652	32,972
Guidewire Software, Inc.(a)	377	88,082
Insight Enterprises, Inc.(a)	926	92,600
KBR, Inc.	1,267	54,278
Kyndryl Holdings, Inc.(a)	8,038	232,459
Manhattan Associates, Inc.(a)	2,820	513,438
Maximus, Inc.	2,563	213,037
Paylocity Holding Corp.(a)	330	46,619
Progress Software Corp.	2,477	105,619
Q2 Holdings, Inc.(a)	2,486	153,535
Science Applications International Corp.	530	49,666
SPS Commerce, Inc.(a)	645	53,045
Waystar Holding Corp.(a)	3,711	133,039
		4,217,304

Tech Hardware & Semiconductors - 10.7%
Allegro MicroSystems, Inc.(a)	1,040	$31,117
Alpha & Omega Semiconductor Ltd.(a)	683	19,165
Amkor Technology, Inc.	2,716	87,672
Arlo Technologies, Inc.(a)	1,116	21,583
Arrow Electronics, Inc.(a)	389	43,393
Avnet, Inc.	473	22,917
Axcelis Technologies, Inc.(a)	1,690	134,456
Benchmark Electronics, Inc.	2,851	124,931
Ciena Corp.(a)	7,281	1,382,808
Cirrus Logic, Inc.(a)	1,263	167,537
Coherent Corp.(a)	5,895	777,904
Corsair Gaming, Inc.(a)	2,407	19,617
Crane NXT Co.	818	51,739
CTS Corp.	51	2,117
Extreme Networks, Inc.(a)	20,105	382,397
FormFactor, Inc.(a)	1,046	57,478
Harmonic, Inc.(a)	32,719	350,093
InterDigital, Inc.	514	186,047
IPG Photonics Corp.(a)	5,551	472,501
Knowles Corp.(a)	54	1,275
Lattice Semiconductor Corp.(a)	2,314	168,829
Lumentum Holdings, Inc.(a)	2,844	573,237
MaxLinear, Inc. - Class A(a)	1,826	27,664
MKS, Inc.	503	72,286
NetScout Systems, Inc.(a)	5,027	139,751
Penguin Solutions, Inc.(a)	3,408	75,896
Photronics, Inc.(a)	81	1,936
Pitney Bowes, Inc.	7,658	75,661
Plexus Corp.(a)	193	27,001
Pure Storage, Inc. - Class A(a)	9,833	970,517
Rambus, Inc.(a)	5,204	535,179
Sanmina Corp.(a)	2,943	403,338
Semtech Corp.(a)	1,521	103,215
Silicon Laboratories, Inc.(a)	2,912	381,705
SiTime Corp.(a)	558	161,619
Sonos, Inc.(a)	5,269	90,469
Synaptics, Inc.(a)	4,041	286,669
TD SYNNEX Corp.	1,379	215,800
TTM Technologies, Inc.(a)	3,536	237,619
Universal Display Corp.	9,518	1,401,811
Viasat, Inc.(a)	2,656	105,762
Viavi Solutions, Inc.(a)	1,327	23,488
Vicor Corp.(a)	1,666	151,156
		10,567,355

Telecommunications - 0.6%
Cogent Communications Holdings, Inc.	32	1,320

Frontier Communications Parent, Inc.(a)	110	$4,153
Gogo, Inc.(a)	2,244	20,420
Iridium Communications, Inc.	4,818	92,265
Lumen Technologies, Inc.(a)	36,681	377,081
Telephone and Data Systems, Inc.	3,085	119,760
		614,999

Utilities - 2.0%
Black Hills Corp.	109	6,914
New Jersey Resources Corp.	933	41,332
Northwestern Energy Group, Inc.	400	23,868
ONE Gas, Inc.	32	2,566
Ormat Technologies, Inc.	4,906	521,851
Southwest Gas Holdings, Inc.	7	557
Spire, Inc.	3,680	317,952
TXNM Energy, Inc.	3,748	212,886
UGI Corp.	24,500	819,035
		1,946,961

TOTAL COMMON STOCKS (Cost $92,125,839)		98,639,029

WARRANT - DOMESTIC - 0.0%(c)	Shares	Value
Retail & Wholesale - Discretionary - 0.0%(c)
GameStop Corp.(a)	0	1

TOTAL WARRANT - DOMESTIC (Cost $–)		1

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(d)	569,033	569,033

TOTAL SHORT-TERM INVESTMENTS (Cost $569,033)		569,033

TOTAL INVESTMENTS - 100.4% (Cost $92,694,872)		$99,208,063
Liabilities in Excess of Other Assets - (0.4)%		(410,899)
TOTAL NET ASSETS - 100.0%		$98,797,164

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $56,077 or 0.1% of the Fund's net assets.
(c)	Does not round to 0.1% or (0.1)%, as applicable.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.